Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2023	Jan. 27, 2023	Dec. 31, 2022	Aug. 01, 2022	Dec. 31, 2021	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Horizon Kinetics Blockchain Development ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Blockchain Development ETF NAV
Account Value	$ 11,276	$ 9,802			$ 7,850	$ 10,000
Horizon Kinetics Energy and Remediation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Energy and Remediation ETF NAV
Account Value	$ 12,505	10,639	$ 10,000
Horizon Kinetics Inflation Beneficiaries ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Inflation Beneficiaries ETF NAV
Account Value	$ 16,243	13,169			12,928		$ 12,605	$ 10,000
Horizon Kinetics Medical ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Medical ETF NAV
Account Value	$ 14,408	15,122			16,092		15,442		$ 13,963	$ 12,806	$ 11,036	$ 10,854	$ 9,805	$ 10,659	$ 10,000
Horizon Kinetics SPAC Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics SPAC Active ETF NAV
Account Value	$ 10,918	10,471		$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,831	11,863			9,394	10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 15,925	12,290			8,497	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,129	12,101	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,441	13,151			10,413		12,716	10,000
MSCI ACWI All Cap Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index Net (USD)
Account Value	$ 13,334	11,467			9,441		11,576	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399			$ 21,696		$ 26,494		$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,879	11,901		10,000
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month US Treasury Bill Total Return Index
Account Value	$ 11,043	$ 10,482		$ 10,000